3. Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment schedule
	June 30, 2018	December 31, 2017
Computer and Equipment	$10,805	$10,237
Assets Used to Fulfill Contract Obligations	82,284	70,195
Less: Accumulated Depreciation	(4,132)	(3,067)
Net Property and Equipment	$88,957	$77,365

	December 31, 2017	December 31, 2016
Computer and Equipment	10,237	2,816
Assets Used to Fulfill Contract Obligations	70,195	–
Less: Accumulated Depreciation	(3,067)	(1,902)
Net Property and Equipment	$77,365	$914